INCOME TAXES - Components of deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Operating lease liabilities	$ 917	$ 1,224	$ 1,613
Total deferred tax assets	917	1,224	1,613
Less: valuation allowance	0	0	0
Total deferred tax assets, net	917	1,224	1,613
Deferred tax liabilities
Acquired intangible assets, net	959	1,754	1,949
Operating lease right-of-use assets	883	1,202	1,581
Total deferred tax liabilities	1,842	2,956	3,530
Deferred income tax assets, net	34	22	32
Deferred tax liabilities, net	$ 959	$ 1,754	$ 1,949